EARNINGS / (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings / (loss) per share
Earnings / (loss) attributable to owners of the parent	$ 181,935	$ 155,304	$ 69,220
Weighted average number of shares, basic (in shares)	606,407,693	606,407,693	546,559,599
Basic earnings / (loss) per share (US$) (in dollars per share)	$ 0.30002	$ 0.2561	$ 0.12665
Diluted earnings / (loss) per share
Earnings / (loss) attributable to owners of the parent	$ 181,935	$ 155,304	$ 69,220
Weighted average number of shares, basic (in shares)	606,407,693	606,407,693	546,559,599
Weighted average number of shares, diluted (in shares)	606,407,693	606,407,693	546,559,599
Diluted earnings / (loss) per share (US$) (in dollars per share)	$ 0.30002	$ 0.2561	$ 0.12665